Accounts payable, accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Deferred revenue	$ 790,577	$ 827,525
Accounts payable and accrued expenses	420,607	444,042
Accrued interest	394,528	348,568
Operating lease liabilities	106,923	92,083
Derivative liabilities (Note 12)	9,866	80,840
Accounts payable, accrued expenses and other liabilities	$ 1,722,501	$ 1,793,058